Basis of Presentation and Summary of significant accounting policies (Tables)	9 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful life

Useful Life
Covenant Not to Compete	10 years
Supplier relationships	6 years
Software	5 years

Schedule of assumptions for financial instruments

Corporate bond yield	3.1%
Risk-free rate	1.6%
Liquidity premium	0.4%
Discount rate	3.5%

Schedule of impairment charges

	Total Fair Value	Level 1	Level 2	Level 3	Total Impairment Loss
Goodwill	$3,034,110	$–	$–	$3,034,110	$3,060,034
Total	$3,034,110	$–	$–	$3,034,110	$3,060,034

Schedule of advertising costs

	Three Months Ended March 31,		Nine Months Ended March 31,
	2024	2023	2024	2023
Advertising and promotion	$819,827	$1,304,662	$3,529,809	$3,777,122